UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

4.30.2010

Ticker | HPF

John Hancock Preferred Income Fund II
April 30, 2010 (Unaudited)

	Shares	Value

Preferred Stocks 137.62%		$555,183,619
(Cost $589,029,889)

Consumer Discretionary 11.18%		45,094,835

Media 11.18%
CBS Corp., 6.750% (Z)	182,800	4,334,187
CBS Corp., 7.250%	67,000	1,650,880
Comcast Corp., 6.625% (Z)	118,500	2,870,070
Comcast Corp., 7.000%, Series B (Z)	610,000	15,408,600
Viacom, Inc., 6.850% (Z)	834,245	20,831,098

Consumer Staples 2.87%		11,595,008

Food & Staples Retailing 2.87%
Ocean Spray Cranberries, Inc., 6.250%, Series A (S)(Z)	160,000	11,595,008

Energy 7.64%		30,824,995

Oil, Gas & Consumable Fuels 7.64%
Nexen, Inc., 7.350% (Z)	1,151,100	28,489,725
Southern Union Company, 7.550%	91,400	2,335,270

Financials 76.18%		307,332,489

Capital Markets 10.79%
Credit Suisse Guernsey, 7.900% (Z)	297,600	7,678,080
Lehman Brothers Holdings Capital Trust III, 6.375%, Series K (I)	177,000	17,700
Lehman Brothers Holdings Capital Trust V, 6.000%, Series M (I)	46,600	4,660
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Series C (I)	145,200	7,260
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	360,400	7,972,048
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	172,200	3,862,446
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	275,000	6,311,250
Morgan Stanley Capital Trust III, 6.250% (Z)	290,000	6,371,300
Morgan Stanley Capital Trust IV, 6.250% (Z)	160,800	3,487,752
Morgan Stanley Capital Trust V, 5.750% (Z)	353,500	7,154,840
Morgan Stanley Capital Trust VII, 6.600%	29,000	663,230

Commercial Banks 16.65%
Barclays Bank PLC, 7.100%, Series 3 (Z)	375,000	8,801,250
Barclays Bank PLC, 8.125%, Series 5 (Z)	259,800	6,536,568
HSBC Holdings PLC, 6.200%, Series A (Z)	254,600	5,748,868
Royal Bank of Scotland Group PLC, 5.750%, Series L (Z)	480,000	7,641,600
Santander Finance Preferred SA Unipersonal, 10.500%, Series 10	329,000	8,938,930
Santander Holdings USA, Inc., 7.300%, Series C	105,567	2,622,284
USB Capital VIII, 6.350%, Series 1 (Z)	233,500	5,456,895
USB Capital X, 6.500%	29,000	690,490
USB Capital XI, 6.600%	165,000	4,082,100
Wells Fargo & Company, 8.000% (Z)	487,500	13,357,500
Wells Fargo Capital Trust IV, 7.000% (Z)	130,000	3,272,100

Consumer Finance 4.65%
HSBC Finance Corp., 6.000% (Z)	72,200	1,681,538
HSBC Finance Corp., 6.360%, Depositary Shares, Series B (Z)	143,200	3,207,680
HSBC Finance Corp., 6.875% (Z)	310,900	7,732,083
SLM Corp., 6.000% (Z)	196,800	3,621,120
SLM Corp., 6.970%, Series A (Z)	64,000	2,508,800

1

John Hancock Preferred Income Fund II
April 30, 2010 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 22.24%
BAC Capital Trust II, 7.000% (Z)	22,400	$515,200
Citigroup Capital VIII, 6.950%	660,000	14,605,800
Corporate Backed Trust Certificates, 6.250%, Series HSBC (Z)	45,400	985,634
Deutsche Bank Capital Funding Trust X, 7.350%	126,900	3,011,337
Deutsche Bank Contingent Capital Trust II, 6.550%	160,000	3,547,200
Deutsche Bank Contingent Capital Trust III, 7.600%	382,500	9,497,475
Fleet Capital Trust VIII, 7.200% (Z)	332,000	7,669,200
General Electric Capital Corp., 6.000%	25,100	622,480
General Electric Capital Corp., 6.050%	23,000	575,460
ING Groep NV, 7.050% (Z)	775,700	15,436,430
JPMorgan Chase & Company, 6.150%, Series E (Z)	304,000	15,111,840
JPMorgan Chase Capital XXIX, 6.700%	278,000	6,741,500
RBS Capital Funding Trust V, 5.900% (Z)	398,000	5,452,600
RBS Capital Funding Trust VII, 6.080% (Z)	145,000	1,999,550
Repsol International Capital Ltd., 7.450%, Series A (Z)	156,100	3,952,452

Insurance 10.62%
Aegon NV, 6.375% (Z)	355,000	6,862,150
MetLife, Inc., 6.500%, Series B (Z)	775,500	18,790,365
Phoenix Companies, Inc., 7.450% (Z)	229,300	4,505,745
PLC Capital Trust IV, 7.250% (Z)	389,500	9,644,020
Prudential PLC, 6.500% (Z)	103,000	2,382,390
RenaissanceRe Holdings Ltd., 6.080%, Series C (Z)	32,500	660,075

Real Estate Investment Trusts 9.72%
Duke Realty Corp., 6.500%, Depositary Shares, Series K (Z)	110,000	2,391,400
Duke Realty Corp., 6.600%, Depositary Shares, Series L (Z)	109,840	2,406,594
Duke Realty Corp., 6.625%, Depositary Shares, Series J (Z)	449,400	9,810,402
PFGI Capital Corp., 7.750% (Z)	686,000	17,355,800
Public Storage, Inc., 6.450%, Depositary Shares, Series X (Z)	30,000	705,000
Public Storage, Inc., 7.500%, Depositary Shares, Series V (Z)	100,000	2,521,000
Wachovia Preferred Funding Corp., 7.250%, Series A (Z)	170,000	4,037,500

Thrifts & Mortgage Finance 1.51%
Federal National Mortgage Association, Series S (8.250% to
12/13/10, then 3 month LIBOR + 4.230%) (I)	75,000	109,500
Sovereign Capital Trust V, 7.750% (Z)	238,600	5,996,018

Telecommunication Services 8.57%		34,556,336

Diversified Telecommunication Services 0.14%
AT&T, Inc., 6.375% (Z)	21,000	553,770

Wireless Telecommunication Services 8.43%
Telephone & Data Systems, Inc., 6.625% (Z)	155,000	3,689,000
Telephone & Data Systems, Inc., 7.600%, Series A (Z)	666,834	16,410,785
United States Cellular Corp., 7.500% (Z)	559,243	13,902,781

Utilities 31.18%		125,779,956

Electric Utilities 13.95%
Duquesne Light Company, 6.500% (Z)	98,450	4,787,131
Entergy Louisiana LLC, 6.000%	185,000	4,536,200

2

John Hancock Preferred Income Fund II
April 30, 2010 (Unaudited)

			Shares	Value

Utilities (continued)
Entergy Mississippi, Inc., 6.200%			96,000	$2,366,400
Entergy Texas, Inc., 7.875%			37,000	1,030,450
FPC Capital I, 7.100%, Series A (Z)			369,750	9,395,348
FPL Group Capital Trust I, 5.875% (Z)			225,000	5,724,000
Georgia Power Capital Trust VII, 5.875% (Z)			95,000	2,384,500
HECO Capital Trust III, 6.500% (Z)			187,000	4,759,150
NSTAR Electric Company, 4.780% (Z)			15,143	1,244,093
PPL Energy Supply, LLC, 7.000% (Z)			626,184	15,936,383
Southern California Edison Company, 6.000%, Series C (Z)			20,000	1,888,126
Westar Energy, Inc., 6.100% (Z)			87,700	2,210,917
Multi-Utilities 17.23%
Baltimore Gas & Electric Company, 6.990%, Series 1995 (Z)			39,870	3,954,606
BGE Capital Trust II, 6.200% (Z)			477,000	11,161,800
DTE Energy Trust I, 7.800% (Z)			287,200	7,335,088
Interstate Power & Light Company, 8.375%, Series B (Z)			699,350	20,442,001
SCANA Corp., 7.700% (Z)			534,336	14,635,463
Xcel Energy, Inc., 7.600% (Z)			445,000	11,988,300

			Shares	Value

Common Stocks 2.00%				$8,056,950
(Cost $8,032,645)

Energy 0.32%				1,276,400

Oil, Gas & Consumable Fuels 0.32%
BP PLC, SADR			20,000	1,043,000
Spectra Energy Corp. (Z)			10,000	233,400

Telecommunication Services 1.53%				6,188,950

Diversified Telecommunication Services 1.53%
AT&T, Inc.			110,000	2,866,600
Verizon Communications, Inc.			115,000	3,322,350

Utilities 0.15%				591,600

Gas Utilities 0.15%
Atmos Energy Corp.			20,000	591,600
		Maturity	Par value
	Rate	date		Value

Corporate Bonds 6.46%				$26,073,858
(Cost $27,620,546)

Energy 2.44%				9,864,250

Oil, Gas & Consumable Fuels 2.44%
Southern Union Company,
(7.200% to 11/01/2011, then 3 month LIBOR + 3.0175%) (Z)	7.200%	11/01/66	$10,550,000	9,864,250

Utilities 4.02%				16,209,608

Electric Utilities 0.59%
Entergy Gulf States, Inc. (Z)	6.200	07/01/33	2,400,000	2,377,961

3

John Hancock Preferred Income Fund II
April 30, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Utilities (continued)
Multi-Utilities 3.43%
Dominion Resources Capital Trust I (Z)	7.830%	12/01/27	$8,450,000	$8,728,292
Dominion Resources Capital Trust III (Z)	8.400	01/15/31	5,000,000	5,103,355

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 4.16%				$16,797,673
(Cost $16,797,673)

Short-Term Securities 4.16%				16,797,673
Federal Home Loan Bank Discount Note	0.060%	05/03/10	$6,800,000	6,799,977
U.S. Treasury Bill	0.010	07/01/10	10,000,000	9,997,696

Total investments (Cost $641,480,753)† 150.24%				$606,112,100

Other assets and liabilities, net (50.24%)			($202,676,623)

Total net assets 100.00%				$403,435,477

The percentage shown for each investment category is the total value that the category as a percentage of the net assets applicable to common shareholders.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at April 30, 2010 was $457,122,811.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $641,742,060. Net unrealized depreciation aggregated $35,629,960, of which $16,784,396 related to appreciated investment securities and $52,414,356 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	04/30/10	Price	Inputs	Inputs
Preferred Stocks
Consumer Discretionary	$45,094,835	$45,094,835	—	—
Consumer Staples	11,595,008	—	$11,595,008	—
Energy	30,824,995	30,824,995	—	—
Financials	307,332,489	289,969,429	7,260	$17,355,800
Telecommunication Services	34,556,336	34,556,336	—	—
Utilities	125,779,956	112,875,550	12,904,406	—
Common Stocks
Energy	1,276,400	1,276,400	—	—
Telecommunication Services	6,188,950	6,188,950	—	—
Utilities	591,600	591,600	—	—
Corporate Bonds
Energy	9,864,250	—	9,864,250	—
Utilities	16,209,608	—	16,209,608	—
Short-Term Investments	16,797,673	—	16,797,673	—
Total Investments in Securities	$606,112,100	$521,378,095	$67,378,205	$17,355,800
Other Financial Instruments	($4,750,651)	—	($4,750,651)	—
Totals	$601,361,449	$521,378,095	$62,627,554	$17,355,800

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Financials
Balance as of July 31, 2009	$15,853,882
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized gain (loss)	1,501,918
Net purchases (sales)	—
Net transfers in and/out of Level 3	—
Balance as of April 30, 2010	$17,355,800

During the nine month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or

5

evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Interest Rate Swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the nine month period ended April 30, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2010. During the nine month period ended April 30, 2010, the Fund invested in interest rate swaps with total notional values as represented below.

	USD	PAYMENTS	PAYMENTS
COUNTER-	NOTIONAL	MADE BY	RECEIVED	EFFECTIVE	TERMINATION	UNREALIZED
PARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
Bank of			3 Month
America	$63,500,000	4.373%	LIBOR (a)	11/15/2007	11/15/2010	($2,581,438)	($2,581,438)
Morgan			3 Month
Stanley	63,500,000	3.790%	LIBOR (a)	01/07/2008	01/07/2011	(2,169,213)	(2,169,213)
	$127,000,000					($4,750,651)	($4,750,651)

(a) At April 30, 2010, the 3-month LIBOR rate was 0.34656%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010, by risk category:

	FINANICAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE
Interest rate contracts	Interest rate swaps	—	($4,750,651)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s semi-annual and annual reports.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

7

P11Q3 4/10
6/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /S/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

By: /S/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010